Cover	6 Months Ended
May 31, 2025
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Maius Pharmaceutical Group Co., Ltd.
Entity Central Index Key	0002047033
Entity Primary SIC Number	2834
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 913, Building 1
Entity Address, Address Line Two	No. 515 Huanke Road
Entity Address, Address Line Three	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	021-58370356
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false